3. Loans (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impaired loans
Unpaid contractual principal balance	$ 22,501	$ 22,659	$ 24,126
Recorded investment with no allowance	1,672	495	511
Recorded investment with allowance	19,616	20,848	22,282
Recorded investment in impaired loans	21,288	21,343	22,793
Related allowance	919	996	1,098
Average outstanding impaired loans	21,848	21,895	23,621
Year-to-date interest income recognized	1,250	1,344	1,342
Construction and land development
Impaired loans
Unpaid contractual principal balance	108	183	281
Recorded investment with no allowance	0	0	0
Recorded investment with allowance	108	183	279
Recorded investment in impaired loans	108	183	279
Related allowance	4	7	5
Average outstanding impaired loans	134	231	327
Year-to-date interest income recognized	8	12	19
Single-family residential
Impaired loans
Unpaid contractual principal balance	5,302	5,152	5,059
Recorded investment with no allowance	379	403	422
Recorded investment with allowance	4,466	4,243	4,188
Recorded investment in impaired loans	4,845	4,646	4,610
Related allowance	33	36	32
Average outstanding impaired loans	4,741	4,678	6,271
Year-to-date interest income recognized	262	269	261
Single-family residential - Banco de la Gente Non-traditional
Impaired loans
Unpaid contractual principal balance	13,417	15,165	16,424
Recorded investment with no allowance	0	0	0
Recorded investment with allowance	12,753	14,371	15,776
Recorded investment in impaired loans	12,753	14,371	15,776
Related allowance	862	944	1,042
Average outstanding impaired loans	13,380	14,925	14,619
Year-to-date interest income recognized	798	956	944
Commercial
Impaired loans
Unpaid contractual principal balance	2,999	1,879	1,995
Recorded investment with no allowance	1,082	0	0
Recorded investment with allowance	1,891	1,871	1,925
Recorded investment in impaired loans	2,973	1,871	1,925
Related allowance	14	7	17
Average outstanding impaired loans	2,940	1,822	2,171
Year-to-date interest income recognized	139	91	111
Multifamily and Farmland
Impaired loans
Unpaid contractual principal balance	119	0
Recorded investment with no allowance	0	0
Recorded investment with allowance	117	0
Recorded investment in impaired loans	117	0
Related allowance	0	0
Average outstanding impaired loans	29	0
Year-to-date interest income recognized	6	0
Total real estate loans
Impaired loans
Unpaid contractual principal balance	21,945	22,379	23,759
Recorded investment with no allowance	1,461	403	422
Recorded investment with allowance	19,335	20,668	22,168
Recorded investment in impaired loans	20,796	21,071	22,590
Related allowance	913	994	1,096
Average outstanding impaired loans	21,224	21,656	23,388
Year-to-date interest income recognized	1,213	1,328	1,335
Commercial loans (not secured by real estate)
Impaired loans
Unpaid contractual principal balance	515	180	251
Recorded investment with no allowance	211	92	89
Recorded investment with allowance	244	84	1
Recorded investment in impaired loans	455	176	90
Related allowance	5	0	0
Average outstanding impaired loans	564	134	96
Year-to-date interest income recognized	32	9	0
Consumer loans (not secured by real estate)
Impaired loans
Unpaid contractual principal balance	41	100	116
Recorded investment with no allowance	0	0	0
Recorded investment with allowance	37	96	113
Recorded investment in impaired loans	37	96	113
Related allowance	1	2	2
Average outstanding impaired loans	60	105	137
Year-to-date interest income recognized	$ 5	$ 7	$ 7